UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4625

                            Midas Special Fund, Inc.

               (Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY                                                   10005
(Address of principal executive offices)                    (Zip code)

                          Thomas B. Winmill, President
                            Midas Special Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1. Schedule of Investments

September 30, 2006 (Unaudited)

Midas Special Fund, Inc.
                            MIDAS SPECIAL FUND, INC.
                    FORM N-Q - SEPTEMBER 30, 2006 (UNAUDITED)

      SHARES       COMMON STOCKS (109.46%)                                                MARKET VALUE
                   CIGARETTES (7.41%)
      18,200       Reynolds American Inc.                                                 $ 1,127,854
                                                                                          -----------
                   DRAWING & INSULATING OF NONFERROUS WIRE (4.26%)
      26,600       Corning Inc.  (a)                                                          649,306
                                                                                          -----------
                   FIRE, MARINE & CASUALTY INSURANCE (21.88%)
      1,050        Berkshire Hathaway, Inc. (a)                                             3,332,700
                                                                                          -----------
                   GOLD AND SILVER ORES (4.68%)
      23,200       Barrick Gold Corp.                                                         712,704
                                                                                          -----------
                   HOTELS AND MOTELS (17.37%)
      95,000       Hilton Hotels Corp.                                                      2,645,750
                                                                                          -----------
                   NATIONAL COMMERCIAL BANKS (11.55%)
      11,700       PNC Financial Services Group, Inc.                                         847,548
      19,400       JP Morgan Chase & Co.                                                      911,024
                                                                                          -----------
                                                                                            1,758,572
                                                                                          -----------
                   OPERATIVE BUILDERS (9.83%)
      7,000        Centex Corp.                                                               368,340
      13,000       Hovnanian Enterprises, Inc. (a)                                            381,420
      12,000       Pulte Homes, Inc.                                                          382,320
      13,000       Toll Brothers, Inc. (a)                                                    365,040
                                                                                          -----------
                                                                                            1,497,120
                                                                                          -----------
                   PETROLEUM REFINING (4.22%)
      10,800       ConocoPhillips                                                             642,924
                                                                                          -----------
                   PHARMACEUTICAL PREPARATION MANUFACTURING (4.69%)
      11,000       Johnson & Johnson                                                          714,340
                                                                                          -----------
                   RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT (4.60%)
      28,000       Motorola, Inc.                                                             700,000
                                                                                          -----------
                   RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS (4.59%)
      10,000       Home Depot, Inc.                                                           362,700
      12,000       Lowe's Companies, Inc.                                                     336,720
                                                                                          -----------
                                                                                              699,420
                                                                                          -----------
                   SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. (5.01%)
      1,900        Google, Inc. - Class A (a)                                                 763,610
                                                                                          -----------

                            MIDAS SPECIAL FUND, INC.
              FORM N-Q - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

      SHARES       COMMON STOCKS (109.46%)                                                MARKET VALUE

                   SERVICES - SPECIALTY OUTPATIENT FACILITIES (5.31%)
     163,000       HealthSouth Corp. (a)                                                    $ 808,480
                                                                                          -----------
                   TRUCKING & COURIER SERVICES (NO AIR) (4.06%)
      8,600        United Parcel Service, Inc. - Class B                                      618,684
                                                                                          -----------
                       Total Common Stocks (cost:  $12,431,397)                          $ 16,671,464
                                                                                          -----------

                   Total Investments (cost:  $12,431,397) (109.46%)                      $ 16,671,464
                                                                                          -----------
                       Liabilities in Excess of Cash & Other Assets (-9.46%)               (1,440,306)
                                                                                          -----------
                   TOTAL NET ASSETS (100.00%)                                            $ 15,231,158
                                                                                          ===========
                   (a) Non-income producing security.

                  Income Taxes.

                   At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                   Unrealized appreciation                                                $ 4,458,070
                   Unrealized depreciation                                                   (218,003)
                                                                                          -----------
                   Net unrealized appreciation                                            $ 4,240,067
                                                                                          ===========
                   Aggregate cost of securities for income tax purposes                  $ 12,431,397
                                                                                          ===========

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS SPECIAL FUND, INC.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2006

By:/s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 17, 2006

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)